UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21186

Williams Capital Management Trust
(Exact name of registrant as specified in charter)

570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)

Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 461-6020

Date of fiscal year end: October 31, 2011

Date of reporting period: October 31, 2011

Item 1. Reports to Shareholders.

Williams Capital
Government Money Market Fund

A series of the Williams Capital Management Trust

October 31, 2011

Annual Report

Institutional Shares

Investment Adviser: Williams Capital Management, LLC

A description of the policies and procedures that the Williams Capital Government Money Market Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc. Separately managed accounts and related investment advisory services are provided by Williams Capital Management, LLC, a federally registered investment adviser. ALPS Distributors, Inc. is not affiliated with Williams Capital Management, LLC.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Williams Capital Government Money Market Fund
President’s Letter

Dear Fellow Shareholder,

The Williams Capital Government Money Market Fund’s Annual Report for the fiscal year, November 1, 2010 through October 31, 2011, is contained in the following pages. Williams Capital Management continues to manage the Fund portfolio in a manner consistent with the maintenance of liquidity and capital preservation as well as provide you with value added service.

There were stops and apparent starts in the economy throughout the period leaving the economy sluggish. Inflation remained moderate and rates unchanged throughout the period. The first half of the fiscal year ended with positive signs of economic growth, however, by the end of May through June, evidence that the economy was once again weakening was evidenced by weakness in housing and softer consumer confidence, Gross Domestic Product (“GDP”) and employment data. Sluggish economic growth combined with the protracted debt ceiling debate and threat of a US default dealt a severe blow to consumer confidence. Reports of economic weakness in the US continued throughout the summer as economic concerns throughout Europe ensued.

In August, Standard & Poor’s lowered the rating on the US to AA+ from AAA for the first time. In the wake of concerns about European banks, however, the markets largely ignored the rating agency downgrade as a flight to US Treasury securities ensued. The EU nations failed to reach a consensus on a long-term solution to their debt problems. Fears about contagion to Italy and the banking system further rattled investors, and demand for European bank paper began drying up, while demand for US treasuries rose. Economic conditions in the EU as a whole continue to worsen and weakness in emerging economies, such as China, is an additional source of unease. Global uncertainty has sparked a flight to quality in the market, compressing rates on money market eligible US government securities.

Throughout the fiscal year, the Fed continued to support the economic recovery where needed. In the beginning of the semi-annual fiscal year, the Federal Reserve announced a new quantitative easing programi citing their intention of purchasing an additional $600 billion of longer-term US Treasury securities over the next six months. In December 2010, they reaffirmed their intent to continue this purchase of $600 billion through June, 2011. In September, as economic conditions continued to deteriorate, the Fed launched another program, Operation Twist, in which the Fed sells securities with shorter maturities and buys securities with longer maturities in an effort to reduce longer term interest rates. These programs, we believe, were put in place in lieu of additional quantitative easing which in the current environment would have been politically difficult for the Fed. Towards the end of the fiscal year, the Department of Commerce reported second quarter GDP of 1.3% putting the nation on track for a less then 2% GDP growth in 2011. The Federal Reserve said that the US economic slowdown was likely to persist for another year or more.

2

Williams Capital Government Money Market Fund
President’s Letter (Continued)

As we approach 2012, there are more questions than answers on the economy. The questions present downside risk, and they revolve around the continuing concerns about Europe, Asia and economic and profit uncertainties in the United States. Until Europe and the US are able to demonstrate sustained economic growth, the financial markets are likely to remain volatile. We also believe consumer confidence will be strengthened as policymakers take strong action to address the European crisis and US debt. As long as consumers remain wary they are likely to spend less and save more. While housing remains a drag on the economy, recent signs of improved labor market conditions may contribute to a higher level of consumer confidence which may set the stage for positive economic growth.

We remain steadfast in our commitment to provide liquidity and capital preservation through the Williams Capital Government Money Market Fund. Thank you for helping to make 2011 a successful year for us. We greatly appreciate the partnership we have with you and the trust and confidence you have placed in us.

Our best wishes for a new year filled with peace and joy.

Sincerely,

Dail St. Claire
President

[i]	A monetary policy used by a country’s central bank to increase the supply of money in the banking system.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This must be accompanied or preceded by a prospectus.

Dail St. Claire is a registered representative of ALPS Distributors, Inc.

3

Williams Capital Government Money Market Fund
Sector/Industry Allocation

October 31, 2011

The following table represents the sector/industry allocation of the Fund as of October 31, 2011. Percentages are based on net assets.

Security Allocation	Percentage of Net Assets
Repurchase Agreements	33.5%
Federal Home Loan Bank	23.9%
Federal Home Loan Mortgage Corp.	15.3%
Municipal Securities	14.0%
Federal National Mortgage Association	10.2%
Federal Farm Credit Bank	3.1%
Total	100.0%

4

Williams Capital Government Money Market Fund
Disclosure of Fund Expenses

October 31, 2011 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 through October 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expense Paid During Period* 5/1/11–10/31/11	Expense Ratio During Period** 5/1/11–10/31/11
Actual	$1,000.00	$1,000.03	$0.62	0.12%
Hypothetical	$1,000.00	$1,024.59	$0.63	0.12%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
5

Williams Capital Government Money Market Fund
Portfolio of Investments

October 31, 2011

Principal Amount	Value
MUNICIPAL SECURITIES# (14.0%):
$17,400,000	California Housing Finance Agency, Series J, 0.12%, 2/01/33†	$17,400,000
17,585,000	California Housing Finance Agency, Series U, 0.12%,
	8/01/32†	17,585,000
7,420,000	Colorado Housing & Finance Authority, 0.14%, 10/01/30†	7,420,000
8,655,000	Idaho Housing & Finance Association, Series C, Class 1,
	0.16%, 7/01/38†	8,655,000
19,400,000	Michigan State Housing Development Authority, Series B,
	0.16%, 6/01/38†	19,400,000
19,250,000	Michigan State Housing Development Authority, Series D,
	0.14%, 6/01/30†	19,250,000
8,990,000	Utah Housing Corp., Series A-1, Class I, 0.16%, 1/01/34†	8,990,000
10,470,000	Utah Housing Corp., Series G-2, Class I, 0.16%, 1/01/34†	10,470,000
TOTAL MUNICIPAL SECURITIES
(Cost $109,170,000)		109,170,000
U.S. GOVERNMENT AGENCY OBLIGATIONS (52.5%):
	Federal Farm Credit Bank (3.1%):
10,000,000	0.19%, 4/10/12†	10,000,000
10,000,000	0.199%, 8/02/12†	10,000,000
4,000,000	0.435%, 8/27/12†	4,007,981
		24,007,981
	Federal Home Loan Bank (12.2%):
20,000,000	0.29%, 12/16/11†	20,000,000
5,000,000	0.12%, 2/02/12	5,000,222
12,000,000	0.127%, 2/03/12†	12,000,000
8,000,000	1.125%, 3/09/12	8,028,096
15,000,000	0.33%, 7/16/12	15,000,000
10,000,000	0.33%, 7/17/12	10,000,000
10,000,000	0.35%, 7/25/12	10,000,000
15,000,000	0.33%, 11/02/12	15,000,000
		95,028,318
	Federal Home Loan Bank, Discount Notes (11.7%):
30,000,000	0.005%, 11/02/11††	29,999,995
10,000,000	0.12%, 11/04/11††	9,999,900
5,000,000	0.08%, 11/23/11††	4,999,756
11,700,000	0.12%, 11/28/11††	11,698,947
20,000,000	0.06%, 2/10/12††	19,996,634
5,000,000	0.08%, 4/16/12††	4,998,144
10,000,000	0.12%, 6/25/12††	9,992,100
		91,685,476
	Federal Home Loan Mortgage Corp. (3.8%):
8,000,000	5.75%, 1/15/12	8,091,613
8,050,000	0.202%, 2/10/12†	8,050,716
7,800,000	0.203%, 2/16/12†	7,800,947
5,500,000	0.223%, 5/11/12†	5,501,349
		29,444,625

See Notes to Financial Statements.

6

Williams Capital Government Money Market Fund
Portfolio of Investments

October 31, 2011 (Continued)

Principal Amount		Value
	Federal Home Loan Mortgage Corp., Discount Notes (11.5%):
$10,000,000	0.12%, 11/21/11††	$9,999,333
15,000,000	0.03%, 1/03/12††	14,998,688
15,000,000	0.07%, 1/03/12††	14,998,688
10,000,000	0.09%, 1/23/12††	9,997,925
10,000,000	0.12%, 1/30/12††	9,997,000
20,000,000	0.07%, 3/19/12††	19,994,594
10,000,000	0.10%, 4/09/12††	9,995,556
		89,981,784
	Federal National Mortgage Association (6.4%):
10,070,000	0.875%, 1/12/12	10,082,613
14,230,000	0.235%, 7/26/12†	14,234,289
11,300,000	0.265%, 8/23/12†	11,308,393
14,180,000	0.273%, 9/17/12†	14,192,285
		49,817,580
	Federal National Mortgage Association, Discount Notes (3.8%):
9,000,000	0.11%, 1/17/12††	8,997,805
6,000,000	0.12%, 1/17/12††	5,998,537
5,000,000	0.10%, 2/15/12††	4,998,528
10,000,000	0.11%, 2/22/12††	9,996,547
		29,991,417
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $409,957,181)		409,957,181
REPURCHASE AGREEMENTS (33.5%):
100,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.08%,
	dated 10/31/11, due 11/01/11 in the amount of $100,000,222,
	collateralized by U.S. Government Treasury Security
	(U.S. Treasury Note, 2.625%, 8/15/12) with a value
	including accrued interest of $102,000,088	100,000,000
50,000,000	HSBC Securities, Inc. Tri-Party Repurchase Agreement, 0.05%,
	dated 10/31/11, due 11/01/11 in the amount of $50,000,069,
	collateralized by U.S. Government Treasury Security
	(U.S. Treasury Note, 4.125%, 5/15/15) with a value
	including accrued interest of $51,005,099	50,000,000
111,170,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party
	Repurchase Agreement, 0.08%, dated 10/31/11, due 11/01/11
	in the amount of $111,170,247, collateralized by U.S.
	Government Treasury Security (U.S. Treasury Bill, Zero
	coupon, 4/19/12) with a value including accrued interest of
	$113,393,410	111,170,000
TOTAL REPURCHASE AGREEMENTS
(Cost $261,170,000)		261,170,000

See Notes to Financial Statements.

7

Williams Capital Government Money Market Fund
Portfolio of Investments

October 31, 2011 (Continued)

Principal Amount		Value
TOTAL INVESTMENTS
(Cost $780,297,181)(a)	100.0%	$780,297,181
Liabilities in excess of other assets	0.0%	(12,456)
NET ASSETS	100.0%	$780,284,725

Percentages indicated are based on net assets of $780,284,725.

#	The only type of Variable Rate Demand Obligations (VRDOs) the Fund purchases are subject to optional or mandatory tender for purchase by the remarketing agent and have credit and liquidity support pursuant to a standby irrevocable temporary credit and liquidity facility offered 50% each by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These VRDOs subject to optional or mandatory tender for purchase and not remarketed by the remarketing agent will be purchased, subject to certain conditions precedent, by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation pursuant to a standby irrevocable temporary credit and liquidity facility relating to these VRDOs.
†	Variable rate security. The rate presented is the rate in effect at October 31, 2011.

††	The rate presented is the effective yield at purchase.
(a)	Cost and value for federal income tax and financial reporting purposes are the same.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2011 in the valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Securities	$—	$109,170,000	$—
U.S. Government Agency Obligations	—	409,957,181	—
Repurchase Agreements	—	261,170,000	—
Total	$—	$780,297,181	$—

See Notes to Financial Statements.

8

Williams Capital Government Money Market Fund
Statement of Assets and Liabilities

October 31, 2011

ASSETS:
Investments, at amortized cost*	$519,127,181
Repurchase agreements, at amortized cost*	261,170,000
Interest receivable	281,601
Prepaid expenses and other assets	14,662
Total Assets	780,593,444
LIABILITIES:
Dividends payable	1,767
Accrued expenses and other payables:
Investment advisory fees	105,036
Custody fees	48,429
Fund accounting and administration fees	39,535
Audit fee	30,580
Transfer agency fees	17,340
Legal fees	10,885
Trustees’ fees and expenses	9,000
Other fees	46,147
Total Liabilities	308,719

NET ASSETS	$780,284,725
NET ASSETS consist of:
Paid-in Capital	$780,304,406
Accumulated undistributed net investment income	46
Accumulated net realized losses on investment transactions	(19,727)
Net Assets	$780,284,725
Net asset value, offering price and redemption price per share
($780,284,725/780,304,406 shares outstanding; unlimited
shares authorized no par value.)	$1.00

*Amortized cost approximates fair value.

See Notes to Financial Statements.

9

Williams Capital Government Money Market Fund
Statement of Operations

For the Year Ended October 31, 2011

INVESTMENT INCOME:
Interest	$1,696,369
EXPENSES:
Investment advisory fees	1,182,511
Fund accounting and administration fees	154,601
Custody fees	150,130
Legal fees	36,799
Trustees’ fees and expenses	36,000
Transfer agency fees	35,189
Insurance	32,389
Audit fee	29,609
Registration fees	3,697
Other fees	92,164
Total Expenses Before Fee Reductions	1,753,089
Expenses voluntarily waived by Investment Adviser	(265,052)
Net Expenses	1,488,037
NET INVESTMENT INCOME	208,332
NET REALIZED GAIN ON INVESTMENTS:
Realized gain on investments	794
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$209,126

See Notes to Financial Statements.

10

Williams Capital Government Money Market Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$208,332	$399,985
Net realized gain (loss) on investments	794	(148)
Net increase in net assets resulting from
operations	209,126	399,837
DIVIDENDS TO SHAREHOLDERS:
From net investment income	(208,286)	(400,551)
Change in net assets from dividends
to shareholders	(208,286)	(400,551)
CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	1,609,899,693	909,733,942
Net proceeds from dividends reinvested	112,563	218,407
Cost of shares reacquired	(1,956,636,645)	(996,765,496)
Net decrease in net assets from Fund
share transactions	(346,624,389)	(86,813,147)
Net decrease in net assets	(346,623,549)	(86,813,861)
NET ASSETS:
Beginning of year	1,126,908,274	1,213,722,135
End of year	$780,284,725	$1,126,908,274
Accumulated undistributed net
investment income	$46	$—

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

11

Williams Capital Government Money Market Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Year Ended October 31,
	2011		2010		2009		2008		2007
Net asset value, beginning
of year	$1.000		$1.000		$1.000		$1.000		$1.000
INVESTMENT ACTIVITIES:
Net investment income	0.000	(a)	0.000	(a)	0.004		0.029		0.052
Net realized gain (loss) on
investments	0.000	(a)	(0.000	)(a)	(0.002)		0.000	(a)	0.000	(a)
Total from Investment
Activities	0.000	(a)	0.000	(a)	0.002		0.029		0.052

CAPITAL CONTRIBUTION	—		—		0.002		—		—
DISTRIBUTIONS:
From net investment income	(0.000	)(a)	(0.000	)(a)	(0.004)		(0.029)		(0.052)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return	0.02%		0.04%		0.36%(	b)	2.97%		5.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(in 000’s)	$780,285		$1,126,908		$1,213,722		$673,126		$796,166
Ratio of net expenses to average
net assets	0.15%		0.17%		0.19%		0.20%		0.19%
Ratio of net investment income
to average net assets	0.02%		0.04%		0.29%		2.99%		5.20%
Ratio of total expenses to
average net assets	0.18%	*	0.18%	*	0.21%	*	0.20%		0.19%	*

*	During the year, certain fees were contractually/voluntarily waived. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Amount represents less than $0.001 per share.
(b)	Includes the effect of a capital contribution (See Note 6).

See Notes to Financial Statements.

12

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2011

1. Organization

The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. The Williams Capital Government Money Market Fund (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. It is the Fund’s policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, security valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

2. Significant Accounting Policies

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use at management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation:

Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act (“Act”), at amortized cost, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until

13

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2011 (Continued)

maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The summary of inputs used as of October 31, 2011 is disclosed in the Portfolio of Investments.

Repurchase Agreements:

In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is market to market on a daily basis to ensure the adequacy of the collateral. If there is a default by the seller or custodian or designated subcustodians under triparty repurchase agreements, and/or the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

14

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2011 (Continued)

Security Transactions and Investment Income:

Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. The cost of investments represents amortized cost. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distribution to Shareholders:

Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:

The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

Indemnification:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts on behalf of the Fund that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

New Accounting Pronouncements:

In April 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”.

15

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2011 (Continued)

The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

3. Investment Adviser and Other Related Party Transactions

The Trust has entered into an investment advisory agreement with Williams Capital Management, LLC (“Adviser”), which serves as the investment adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the year ended October 31, 2011, the Adviser did not waive fees and/or reimburse expenses as a result of this contractual agreement.

16

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2011 (Continued)

The Adviser has voluntarily agreed to limit the investment advisory fees of the Fund such that the 1-day yield (without unrealized gain or loss) does not fall below a specified daily yield. The waiver/reimbursement is voluntary and may be modified or terminated by the Adviser at any time without notice. For the year ended October 31, 2011, the Adviser waived fees of $265,052 as a result of this voluntary agreement.

Each Trustee of the Fund, who is not considered to be an “interested person” as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an “interested person” as defined in the 1940 Act receives no remuneration for his or her services as a Trustee.

The Bank of New York Mellon serves as the administrator, custodian and fund accounting agent for the Fund. UMB Fund Services, Inc. serves as the transfer agent for the Fund.

ALPS Distributors, Inc. serves as distributor (the “Distributor”) pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

On October 31, 2011, ALPS Holdings, Inc. (“ALPS”) and its various subsidiaries (including the Distributor), entered into a merger agreement providing for the acquisition of ALPS by DST Systems, Inc. (“DST”). ALPS became a wholly owned subsidiary of DST, a publicly traded company.

4. Principal Shareholder

As of October 31, 2011, there was one shareholder who owned greater than 10% of the Fund’s outstanding shares, representing 19.22% of the Fund.

5. Income Tax Information

On October 31, 2011, aggregate cost of investments for federal income tax purposes was $780,297,181.

The tax character of distributions paid to shareholders during the years ended October 31, 2011 and October 31, 2010 was as follows:

	Ordinary Income	Long-term Capital Gains	Total
October 31, 2011	$208,286	—	$208,286
October 31, 2010	400,551	—	400,551

17

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2011 (Continued)

For federal income tax purposes, the Fund had capital loss carryforwards as mentioned below as of October 31, 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2011, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed Ordinary Income	$1,813
Capital Loss Carryforwards	(19,725)
$(17,912)
Capital loss carryforwards expire as follows:

10/31/2016	$19,579
10/31/2018	146
$19,725

The difference between book basis and tax basis distributable earnings are attributable to the timing differences of distribution payments of $1,767.

As of October 31, 2011, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns filed for the three year periods ended October 31, 2010, 2009, and 2008, remain subject to examination by the Internal Revenue Service.

6. Capital Contribution

On April 2, 2009, the Adviser made a capital contribution to the Fund in the amount of $1,269,231. This contribution was made to reimburse the Fund for previous realized losses experienced by the Fund. The Adviser did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.

18

Williams Capital Government Money Market Fund
Portfolio Schedule

(Unaudited)

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

Report of Independent Registered Public
Accounting Firm

To the shareholders and Board of Trustees of
Williams Capital Management Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Williams Capital Government Money Market Fund (the “Fund”) (a series of Williams Capital Management Trust) as of October 31, 2011, and the related statements of operations for the year then ended and changes in net assets and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 2008 were audited by other auditors whose report, dated December 23, 2008, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets, for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP

New York, New York
December 22, 2011

20

Williams Capital Government Money Market Fund
Trustees and Officers

October 31, 2011

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES:
Desmond G. FitzGerald 25 Carrington Drive Greenwich, CT 06831 DOB: 1/30/44	Trustee and Chairman of the Board of Trustees	Term: Indefinite Elected: December 2002	Chairman, North American Properties Group (real estate), (1987 to present).	1	Chairman, U.S. Guaranteed Finance Corp.; Director, Rea Technologies, Inc.; Principal, Holyoke Partners LLC; and Director, Holland Series Fund, Inc.
Brian J. Heidtke 585 Sparrowbush Road Wyckoff, NJ 07481 DOB: 8/27/40	Trustee	Term: Indefinite Elected: December 2002	President of The Heidtke Foundation (philanthropy) (1998 to present); Vice President, Finance and Corporate Treasurer, Colgate Palmolive Company (consumer products) (1986 to 2000).	1	None
John E. Hull Andrew W. Mellon Foundation 140 East 62nd Street New York, NY 10021 DOB: 9/16/47	Trustee	Term: Indefinite Elected: December 2002	Financial Vice President, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present); Deputy Comptroller, Office of State Comptroller State of New York (1973 to 2002).	1	None
INTERESTED TRUSTEE:
Christopher J. Williams Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, NY 10018 DOB: 12/24/57	Trustee and Treasurer of the Trust	Term: Indefinite Elected: December 2002	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present); and former Senior Vice President, Lehman Brothers, Inc. (from 1984 to 1992).	1	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.
OFFICERS
Dail St. Claire Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, NY 10018 DOB: 9/23/60	President and Secretary of the Trust	Term: Indefinite Elected: March 2004	Managing Director of Williams Capital Management, LLC (2002 to present); First Vice President of Amalgamated Bank (2000 to 2001); Principal and Portfolio Manager for Utendahl Capital Management, L.P. (1993 to 2000); and Senior Investment Officer for the New York City Comptroller’s Office (1989 to 1993).	1	None
Shayna J. Malnak Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, NY 10018 DOB: 9/29/62	Chief Compliance Officer of the Trust	Term: Indefinite Elected: March 2004	Senior Credit Analyst of Williams Capital Management, LLC (2002 to present); Principal at The Williams Capital Group, L.P. (1999 to 2002); Vice President and Senior Analyst at Cambridge Global Fund (1998 to 1999); Analyst For BBV Securities (1996 to 1999); Vice President for Unifund SA (1993 to 1996); Equity Analyst for Standard & Poor’s Corporation (1989 to 1993).	1	None

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-866-WCM-FUND.

21

INVESTMENT ADVISER
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286

TRANSFER AGENT
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

12/11

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert Brian J. Heidtke, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$27,700	$26,780
Audit-Related Fees	$0	$0
Tax Fees*	$3,000	$2,900
All Other Fees	$0	$0

* For review of Trust’s federal and state income tax returns.

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and

(2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

— Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

     (2) Zero percent of services described in each of paragraphs (b) through (d) of this Item that were not pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable

(g)

2011 = $ 0
2010 = $ 0

(h)

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto as Exhibit EX-99.CERT.

(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto as Exhibit EX-99.906.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Williams Capital Management Trust

By (Signature and Title):	/s/ Dail St. Claire
Dail St. Claire, President

Date: January 5, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer

Date: January 5, 2012

By (Signature and Title):	/s/ Dail St. Claire
Dail St. Claire, President

Date: January 5, 2012